UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

JUNE 30, 2007

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

Semi-Annual Report  •  June 30, 2007

What’s

Inside

Funds Objective

The Funds seek to maximize total return, consistent with the preservation of capital.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters…. Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated…. In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. After falling during the first three months of the year, yields moved steadily higher over much of the second quarter of 2007. This was due, in part, to inflationary fears, a solid job market and mounting expectations that the Fed would not be cutting short-term rates in the foreseeable future. Two-year Treasury yields spiked to 5.10% on June 14th, versus 4.58% when the second quarter began. Ten-year Treasury yields moved up even more dramatically, cresting at 5.26% on June 12th—their highest rate in five years. In contrast, the yield on the 10-year Treasury was 4.65% at the end of March. After their highs in mid June, yields then trended somewhat lower during the reporting period, as concerns regarding the

Legg Mason Partners Income Trust         I

subprime mortgage market triggered a flight to quality. As of June 30, 2007, the yields on two - and 10-year Treasuries were 4.87% and 5.03%, respectively. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 0.98%.

The high yield bond market generated solid results over the six-month period ended June 30, 2007. During that time, the Citigroup High Yield Market Indexv returned 2.66%. With interest rates relatively low, demand for higher yielding bonds remained strong. The high yield market was further aided by strong corporate profits and low default rates.

Despite periods of weakness, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi gained 0.94% during the reporting period. Strong investor demand, an expanding global economy and solid domestic spending supported many emerging market countries.

Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wide range of financial institutions and markets. As a result, other fixed income instruments have experienced increased price volatility.

Performance Review

Legg Mason Partners Global High Yield Bond Fund

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Global High Yield Bond Fund, excluding sales charges, returned 2.51%. These shares underperformed the Fund’s unmanaged benchmark, the Citigroup High Yield Market Index, which returned 2.66% for the same period. The Lipper High Current Yield Funds Category Average1 increased 2.91% over the same time frame.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 462 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Income Trust

Legg Mason Partners Short/Intermediate U.S. Government Fund

For the six months ended June 30, 2007, Class A shares of Legg Mason Partners Short/Intermediate U.S. Government Fund, excluding sales charges, returned 0.27%. These shares underperformed the Lipper Short-Intermediate U.S. Government Funds Category Average2, which increased 1.22% for the same time frame. The Fund’s unmanaged benchmark, the Citigroup 1-10 Year Treasury Bond Indexvii, returned 1.51% for the same period.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 71 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Income Trust          III

Performance Snapshot as of June 30, 2007 (excluding sales charges) (unaudited)

Six Months
Global High Yield Bond Fund—Class A Shares	2.51%

Citigroup High Yield Market Index	2.66%

Lipper High Current Yield Funds Category Average	2.91%

Short/Intermediate U.S. Government Fund—Class A Shares	0.27%

Citigroup 1-10 Year Treasury Bond Index	1.51%

Lipper Short-Intermediate U.S. Government Funds Category Average	1.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. For Short/Intermediate U.S. Government Fund, performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
For Global High Yield Bond Fund, excluding sales charges, Class B shares returned 2.19%, Class C shares returned 2.32% and Class I shares returned 2.71% over the six months ended June 30, 2007. For Short/Intermediate U.S. Government Fund, excluding sales charges, Class B shares returned 0.16%, Class C shares returned 0.05% and Class O shares returned 0.40% over the six months ended June 30, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.
For Global High Yield Bond Fund, the 30-Day SEC Yields for the period ending June 30, 2007 for Class A, B, C and I shares were 6.61%, 6.35%, 6.59% and 7.45%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
For Short/Intermediate U.S. Government Fund, the 30-Day SEC Yields for the period ending June 30, 2007 for Class A, B, C and O shares were 5.04%, 4.89%, 4.63% and 5.41%, respectively. Current expense reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and O shares would have been 4.43%, 4.31%, 4.25% and 4.88%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)
For Global High Yield Bond Fund, as of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C and Class I shares were 1.19%, 1.98%, 1.69% and 0.84%, respectively.
For Short/Intermediate U.S. Government Fund, as of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class A, Class B, Class C and Class O shares were 1.10%, 1.32%, 1.58% and 0.92%, respectively.

IV         Legg Mason Partners Income Trust

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Income Trust          V

Legg Mason Partners Global High Yield Bond Fund

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Michael C. Buchanan, Keith J. Gardner and Detlev S. Schlichter. Messrs. Leech, Walsh and Gardner have been employed with Western Asset Management Company (“Western Asset”) for at least the past five years. Mr. Buchanan joined Western Asset in 2005. He has more than nine years of investment experience. Mr. Schlichter is a portfolio manager with Western Asset Company Limited (“Western Asset Limited”) and has been employed as a portfolio manager with Western Asset Limited for at least the past five years. The team is responsible for overseeing the day-to-day operations of the Fund.

Legg Mason Partners Short/Intermediate U.S. Government Fund

Effective May 17, 2007, the Fund is managed by a team of portfolio managers, sector specialists and other investment professionals led by S. Kenneth Leech, Stephen A. Walsh, Mark S. Lindbloom, Ronald D. Mass and Michael C. Buchanan. Messrs. Leech , Walsh and Mass have been employed with Western Asset Management Company (“Western Asset”) for at least the past five years. Messrs. Lindbloom and Buchanan joined Western Asset in 2006 and 2005, respectively. The team is responsible for overseeing the day-to-day operations of the Fund.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance

VI         Legg Mason Partners Income Trust

with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2007

Legg Mason Partners Income Trust          VII

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Partners Global High Yield Bond Fund

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher-rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Legg Mason Partners Short/Intermediate U.S. Government Bond Fund

RISKS: The value of the Fund will fluctuate with market conditions and neither share price nor income from the Fund is guaranteed by the U.S. government. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in mortgage-backed securities involve an additional level of risk, as discussed in the prospectus. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii	The Citigroup 1-10 Year Treasury Bond Index is a broad measure of the performance of the short-term and medium-term U.S. Treasury securities.

VIII         Legg Mason Partners Income Trust

Fund at a Glance (unaudited)

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Income Trust 2007 Semi-Annual Report         1

Fund at a Glance (unaudited) (continued)

Legg Mason Partners Short/Intermediate U.S. Government Fund

2         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Global High Yield Bond Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	2.51%	$1,000.00	$1,025.10	1.22%	$6.13

Class B	2.19	1,000.00	1,021.90	1.86	9.32

Class C	2.32	1,000.00	1,023.20	1.63	8.18

Class I	2.71	1,000.00	1,027.10	0.84	4.22

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         3

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Global High Yield Bond Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,018.74	1.22%	$6.11

Class B	5.00	1,000.00	1,015.57	1.86	9.30

Class C	5.00	1,000.00	1,016.71	1.63	8.15

Class I	5.00	1,000.00	1,020.63	0.84	4.21

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

Legg Mason Partners Short/Intermediate U.S. Government Fund	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class A	0.27%	$1,000.00	$1,002.70	0.80%	$3.97

Class B	0.16	1,000.00	1,001.60	1.05	5.21

Class C	0.05	1,000.00	1,000.50	1.30	6.45

Class O	0.40	1,000.00	1,004.00	0.55	2.73

(1)	For the six months ended June 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Legg Mason Partners Short/Intermediate U.S. Government Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,019.59	1.05	5.26

Class C	5.00	1,000.00	1,018.35	1.30	6.51

Class O	5.00	1,000.00	1,022.07	0.55	2.76

(1)	For the six months ended June 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited)

LEGG MASON PARTNERS GLOBAL HIGH YIELD BOND FUND

Face Amount	Security	Value

CORPORATE BONDS & NOTES — 92.1%
Aerospace & Defense — 2.2%
$2,160,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$2,106,000
	DRS Technologies Inc., Senior Subordinated Notes:
4,475,000	6.875% due 11/1/13	4,363,125
1,350,000	6.625% due 2/1/16	1,309,500
	Hawker Beechcraft Acquisition Co.:
3,970,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	4,099,025
3,725,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	3,901,937
	L-3 Communications Corp., Senior Subordinated Notes:
2,125,000	7.625% due 6/15/12	2,186,094
7,675,000	6.375% due 10/15/15	7,291,250

	Total Aerospace & Defense	25,256,931

Airlines — 0.4%
	Continental Airlines Inc.:
2,870,000	Notes, 8.750% due 12/1/11	2,826,950
	Pass-Through Certificates:
148,115	Series 1998-1, Class C, 6.541% due 3/15/08	148,023
133,878	Series 974C, 6.800% due 7/2/07	133,961
1,795,000	Series C, 7.339% due 4/19/14	1,772,562

	Total Airlines	4,881,496

Auto Components — 1.2%
3,785,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	3,311,875
9,980,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	9,955,050

	Total Auto Components	13,266,925

Automobiles — 2.5%
	Ford Motor Co.:
11,000,000	Notes, 7.450% due 7/16/31	8,841,250
950,000	Senior Notes, 4.950% due 1/15/08	943,007
	General Motors Corp.:
2,865,000	Notes, 7.200% due 1/15/11	2,761,144
	Senior Debentures:
2,400,000	8.250% due 7/15/23	2,199,000
15,075,000	8.375% due 7/15/33	13,831,312

	Total Automobiles	28,575,713

Beverages — 0.4%
4,085,000	Constellation Brands Inc., Senior Notes, 7.250% due 9/1/16	4,003,300

Building Products — 1.6%
	Ainsworth Lumber Co., Ltd.:
1,515,000	7.250% due 10/1/12	1,174,125
685,000	Senior Notes, 6.750% due 3/15/14	512,894

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         7

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Building Products — 1.6% (continued)
	Associated Materials Inc.:
$4,620,000	Senior Discount Notes, step bond to yield 13.586% due 3/1/14	$3,465,000
4,150,000	Senior Subordinated Notes, 9.750% due 4/15/12	4,357,500
3,390,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	3,245,925
8,400,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.574% due 3/1/14	6,132,000

	Total Building Products	18,887,444

Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
3,680,000	7.375% due 9/15/13	3,753,600
195,000	7.875% due 12/1/15	204,019

	Total Capital Markets	3,957,619

Chemicals — 2.0%
2,100,000	Borden Chemicals & Plastics LP, Notes, 9.500% due 5/1/50 (c)(d)(e)	31,500
1,259,000	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	1,331,393
5,930,000	Georgia Gulf Corp., 9.500% due 10/15/14	5,930,000
1,985,000	Huntsman International LLC, 7.875% due 11/15/14	2,136,356
	Lyondell Chemical Co.:
	Senior Notes:
1,585,000	8.000% due 9/15/14	1,636,512
1,305,000	8.250% due 9/15/16	1,370,250
30,000	Senior Secured Notes, 10.500% due 6/1/13	32,550
3,125,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,453,125
6,270,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	5,737,050
1,430,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	1,362,075

	Total Chemicals	23,020,811

Commercial Banks — 1.6%
	ATF Capital BV:
1,000,000	9.250% due 2/21/14	1,077,315
4,900,000	Senior Notes, 9.250% due 2/21/14 (a)	5,230,750
6,050,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (a)	5,936,865
	TuranAlem Finance BV:
2,520,000	8.250% due 1/22/37	2,425,500
3,370,000	Bonds, 8.250% due 1/22/37 (a)	3,252,050

	Total Commercial Banks	17,922,480

Commercial Services & Supplies — 2.3%
6,155,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	6,216,550
	Allied Waste North America Inc., Senior Notes:
75,000	6.875% due 6/1/17	72,937
2,400,000	Series B, 7.250% due 3/15/15	2,388,000
1,050,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	1,076,250
8,461,000	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	9,042,694

See Notes to Financial Statements.

8         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Commercial Services & Supplies — 2.3% (continued)
$2,870,961	Employee Solutions Inc., Series B, 10.000% due 4/15/10 (c)(d)(e)	$287
	Interface Inc.:
725,000	Senior Notes, 10.375% due 2/1/10	783,000
3,200,000	Senior Subordinated Notes, 9.500% due 2/1/14	3,464,000
3,420,000	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (a)	3,505,500
4,000,000	Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (c)(d)	4,000

	Total Commercial Services & Supplies	26,553,218

Consumer Finance — 4.0%
3,440,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	3,483,000
	Ford Motor Credit Co.:
	Notes:
6,940,000	6.625% due 6/16/08	6,936,884
4,275,000	7.000% due 10/1/13	3,965,631
	Senior Notes:
1,220,000	9.875% due 8/10/11	1,281,625
1,370,000	8.110% due 1/13/12 (f)	1,367,808
2,830,000	8.000% due 12/15/16	2,715,094
	General Motors Acceptance Corp.:
16,500,000	Bonds, 8.000% due 11/1/31	16,918,192
9,840,000	Notes, 6.875% due 8/28/12	9,627,092

	Total Consumer Finance	46,295,326

Containers & Packaging — 2.1%
6,885,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	6,996,881
5,780,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	6,032,875
	Owens-Brockway Glass Container Inc., Senior Secured Notes:
1,340,000	8.875% due 2/15/09	1,370,150
1,940,000	8.750% due 11/15/12	2,032,150
2,070,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	2,152,800
2,150,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	18,813
4,555,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	4,441,125
675,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	679,219

	Total Containers & Packaging	23,724,013

Diversified Consumer Services — 1.0%
	Education Management LLC/Education Management Finance Corp.:
2,030,000	Senior Notes, 8.750% due 6/1/14	2,090,900
5,485,000	Senior Subordinated Notes, 10.250% due 6/1/16	5,800,387
	Service Corp. International:
730,000	Debentures, 7.875% due 2/1/13	747,293
	Senior Notes:
1,355,000	7.625% due 10/1/18	1,378,712
1,415,000	7.500% due 4/1/27 (a)	1,340,713

	Total Diversified Consumer Services	11,358,005

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         9

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Financial Services — 3.4%
$4,195,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	$4,037,687
2,545,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,545,000
2,505,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	2,592,675
6,374,591	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	6,230,334
3,005,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	2,922,363
3,020,000	PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	3,068,764
2,905,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	2,923,156
5,000,000	TNK-BP Finance SA, 7.500% due 7/18/16	5,167,500
1,040,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	1,094,600
2,090,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.506% due 10/1/15	1,713,800
6,825,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	6,790,875

	Total Diversified Financial Services	39,086,754

Diversified Telecommunication Services — 6.8%
5,840,000	Axtel SAB de CV, 7.625% due 2/1/17	5,796,200
5,320,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	5,240,200
980,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	877,100
	Citizens Communications Co.:
340,000	7.050% due 10/1/46	280,500
405,000	Senior Bonds, 7.125% due 3/15/19	384,750
4,705,000	Senior Notes, 7.875% due 1/15/27	4,599,137
980,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,117,200
	Intelsat Bermuda Ltd.:
3,830,000	9.250% due 6/15/16	4,088,525
7,880,000	Senior Notes, 11.250% due 6/15/16	8,865,000
	Intelsat Corp.:
1,055,000	9.000% due 6/15/16	1,110,388
1,305,000	Senior Notes, 9.000% due 8/15/14	1,366,988
	Level 3 Financing Inc.:
3,280,000	9.250% due 11/1/14	3,329,200
4,030,000	Senior Notes, 9.150% due 2/15/15 (a)(f)	4,050,150
4,025,000	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (a)	4,286,625
6,075,000	NTL Cable PLC, Senior Notes, 9.125% due 8/15/16	6,393,937
2,550,000	PAETEC Holding Corp., Senior Secured Notes, 9.500% due 7/15/15 (a)	2,585,063
1,490,000	Qwest Communications International Inc., Senior Notes, Series B, 7.500% due 2/15/14	1,516,075
	Qwest Corp.:
8,965,000	Debentures, 6.875% due 9/15/33	8,449,512
686,000	Notes, 8.875% due 3/15/12	742,595

See Notes to Financial Statements.

10         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Diversified Telecommunication Services — 6.8% (continued)
$4,085,000	Senior Notes, 7.500% due 10/1/14	$4,207,550
2,275,000	Univision Communication Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	2,257,938
760,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	875,900
6,205,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	6,592,812
1,720,394	World Access Inc., Senior Notes, 13.250% due 1/15/08 (c)(d)(e)	49,891

	Total Diversified Telecommunication Services	79,063,236

Electric Utilities — 0.9%
940,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,010,500
1,569,424	Midwest Generation LLC, Pass-Through Certificates, Series B, 8.560% due 1/2/16	1,674,380
3,185,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	3,614,975
4,920,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	4,600,200

	Total Electric Utilities	10,900,055

Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
2,745,000	7.875% due 10/15/14	2,717,550
1,160,000	9.500% due 10/15/15	1,148,400

	Total Electronic Equipment & Instruments	3,865,950

Energy Equipment & Services — 1.1%
4,220,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	4,283,300
3,542,000	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	3,572,992
810,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	822,150
1,365,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,375,238
1,500,000	Sonat Inc., Notes, 7.625% due 7/15/11	1,565,667
500,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	569,572
925,000	Universal Compression Inc., Senior Notes, 7.250% due 5/15/10	930,781

	Total Energy Equipment & Services	13,119,700

Food & Staples Retailing — 0.3%
3,256,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,950,013

Food Products — 0.4%
	Dole Food Co. Inc.:
1,725,000	Debentures, 8.750% due 7/15/13	1,690,500
	Senior Notes:
870,000	7.250% due 6/15/10	843,900
2,581,000	8.875% due 3/15/11	2,555,190

	Total Food Products	5,089,590

Gas Utilities — 0.5%
6,380,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	6,188,600

Health Care Equipment & Supplies — 0.2%
2,380,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)	2,261,000

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         11

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Health Care Providers & Services — 6.3%
	Community Health Systems Inc.:
$8,820,000	Senior Notes, 8.875% due 7/15/15 (a)	$8,985,375
3,230,000	Senior Subordinated Notes, 6.500% due 12/15/12	3,371,212
	DaVita Inc.:
	Senior Notes:
310,000	6.625% due 3/15/13	304,188
125,000	6.625% due 3/15/13 (a)	122,656
6,770,000	Senior Subordinated Notes, 7.250% due 3/15/15	6,719,225
3,425,000	Genesis HealthCare Corp., Senior Subordinated Notes, 8.000% due 10/15/13	3,655,848
	HCA Inc.:
	Debentures:
2,725,000	7.500% due 12/15/23	2,364,796
202,000	8.360% due 4/15/24	187,260
	Notes:
3,585,000	6.375% due 1/15/15	3,056,213
295,000	7.690% due 6/15/25	258,064
1,550,000	Senior Notes, 6.500% due 2/15/16	1,319,438
	Senior Secured Notes:
3,680,000	9.250% due 11/15/16 (a)	3,928,400
7,400,000	9.625% due 11/15/16 (a)(b)	7,973,500
4,650,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,673,250
	Tenet Healthcare Corp., Senior Notes:
4,850,000	7.375% due 2/1/13	4,407,437
8,440,000	9.875% due 7/1/14	8,397,800
615,000	9.250% due 2/1/15	587,325
5,425,000	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	5,716,317
	Universal Hospital Services Inc., Secured Notes:
1,090,000	8.500% due 6/1/15 (a)(b)	1,084,550
1,140,000	8.759% due 6/1/15 (a)(f)	1,145,700
5,060,000	US Oncology Holdings Inc., Senior Notes, 9.797% due 3/15/12 (a)(b)(f)	4,996,750

	Total Health Care Providers & Services	73,255,304

Hotels, Restaurants & Leisure — 5.4%
400,000	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	394,000
3,075,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	3,028,875
5,035,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	4,846,187
	Caesars Entertainment Inc., Senior Subordinated Notes:
730,000	8.875% due 9/15/08	751,900
2,600,000	8.125% due 5/15/11	2,726,750
850,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	841,500
1,216,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	1,203,840
2,675,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	2,835,500
1,870,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	1,982,200
2,325,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	2,301,750

See Notes to Financial Statements.

12         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Hotels, Restaurants & Leisure — 5.4% (continued)
$4,275,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	$4,029,187
5,050,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	5,441,375
505,000	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	480,381
3,725,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,562,031
	MGM MIRAGE Inc.:
785,000	7.500% due 6/1/16	748,694
	Senior Notes:
2,010,000	6.750% due 9/1/12	1,929,600
1,025,000	5.875% due 2/27/14	932,750
5,030,000	7.625% due 1/15/17	4,809,937
2,200,000	OSI Restaurant Partners Inc., Senior Notes, 10.000% due 6/15/15 (a)	2,112,000
	Pinnacle Entertainment Inc., Senior Subordinated Notes:
2,425,000	8.250% due 3/15/12	2,509,875
2,150,000	8.750% due 10/1/13	2,257,500
90,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	94,950
1,885,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	1,844,944
	Snoqualmie Entertainment Authority, Senior Secured Notes:
1,225,000	9.150% due 2/1/14 (a)(f)	1,243,375
950,000	9.125% due 2/1/15 (a)	978,500
	Station Casinos Inc.:
	Senior Notes:
605,000	6.000% due 4/1/12	571,725
4,240,000	7.750% due 8/15/16	4,218,800
	Senior Subordinated Notes:
975,000	6.875% due 3/1/16	865,313
330,000	6.625% due 3/15/18	285,450
2,425,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	2,479,563

	Total Hotels, Restaurants & Leisure	62,308,452

Household Durables — 1.7%
430,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	436,450
2,500,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
4,290,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	4,257,825
	K Hovnanian Enterprises Inc., Senior Notes:
2,695,000	7.500% due 5/15/16	2,465,925
4,010,000	8.625% due 1/15/17	3,869,650
3,635,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,771,313
4,955,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.860% due 9/1/12	4,558,600
745,000	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	767,350

	Total Household Durables	20,127,113

Household Products — 0.9%
695,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	703,688

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         13

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Household Products — 0.9% (continued)
	Nutro Products Inc.:
$1,325,000	Senior Notes, 9.370% due 10/15/13 (a)(f)	$1,405,295
3,055,000	Senior Subordinated Notes, 10.750% due 4/15/14 (a)	3,565,313
2,650,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	2,769,250
1,370,000	Yankee Acquisition Corp., Series B, 9.750% due 2/15/17	1,332,325

	Total Household Products	9,775,871

Independent Power Producers & Energy Traders — 4.4%
2,580,000	AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	2,580,222
	AES Corp.:
	Senior Notes:
975,000	8.750% due 6/15/08	998,156
150,000	9.500% due 6/1/09	157,500
3,200,000	9.375% due 9/15/10	3,420,000
1,065,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	1,132,894
	Dynegy Holdings Inc.:
2,975,000	Senior Debentures, 7.625% due 10/15/26	2,647,750
5,720,000	Senior Notes, 7.750% due 6/1/19 (a)	5,348,200
	Edison Mission Energy, Senior Notes:
620,000	7.500% due 6/15/13	616,900
3,620,000	7.750% due 6/15/16	3,620,000
3,050,000	7.200% due 5/15/19 (a)	2,882,250
3,260,000	7.625% due 5/15/27 (a)	3,097,000
5,425,000	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11	5,628,437
4,075,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,187,063
	NRG Energy Inc., Senior Notes:
13,990,000	7.375% due 2/1/16	14,059,950
40,000	7.375% due 1/15/17	40,250
1,140,000	TXU Corp., Senior Notes, Series Q, 6.500% due 11/15/24	948,317

	Total Independent Power Producers & Energy Traders	51,364,889

Insurance — 0.1%
1,040,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17 (a)	1,021,800

Internet & Catalog Retail — 0.3%
3,097,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	3,081,515

IT Services — 0.7%
	SunGard Data Systems Inc.:
3,475,000	Senior Notes, 9.125% due 8/15/13	3,574,906
4,545,000	Senior Subordinated Notes, 10.250% due 8/15/15	4,829,063

	Total IT Services	8,403,969

Leisure Equipment & Products — 0.3%
3,765,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	3,520,275

Machinery — 0.1%
1,600,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,600,000

See Notes to Financial Statements.

14         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 9.9%
	Affinion Group Inc.:
$5,805,000	Senior Notes, 10.125% due 10/15/13	$6,225,862
2,155,000	Senior Subordinated Notes, 11.500% due 10/15/15	2,338,175
7,150,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	7,936,500
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
380,000	Senior Accreting Notes, 12.125% due 1/15/15	385,700
10,275,000	Senior Notes, 11.750% due 5/15/14	10,146,562
7,908,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	8,293,515
	CCH II LLC/CCH II Capital Corp., Senior Notes:
5,260,000	10.250% due 9/15/10	5,523,000
2,000,000	10.250% due 10/1/13	2,150,000
1,690,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,751,263
1,530,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	1,568,250
2,950,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	3,023,750
3,830,000	CMP Susquehanna Corp., Senior Subordinated Notes, 10.125% due 5/15/14 (a)	3,849,150
	CSC Holdings Inc.:
	Senior Debentures:
475,000	7.875% due 2/15/18	460,750
985,000	7.625% due 7/15/18	940,675
2,945,000	Series B, 8.125% due 8/15/09	3,011,262
	Senior Notes, Series B:
420,000	8.125% due 7/15/09	429,450
1,100,000	7.625% due 4/1/11	1,097,250
2,650,000	6.750% due 4/15/12	2,530,750
494,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	532,903
	Dex Media Inc., Discount Notes:
2,320,000	Step bond to yield 8.367% due 11/15/13	2,195,300
4,375,000	Step bond to yield 8.996% due 11/15/13	4,139,844
1,675,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	1,800,625
	EchoStar DBS Corp., Senior Notes:
1,190,000	6.625% due 10/1/14	1,139,425
6,000,000	7.125% due 2/1/16	5,895,000
3,000,000	Globo Comunicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	2,913,750
4,155,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	4,217,325
1,055,000	ION Media Networks Inc., Senior Secured Notes, 11.610% due 1/15/13 (a)(f)	1,094,563
2,880,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	2,743,200
1,570,000	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	1,601,400
	R.H. Donnelley Corp.:
	Senior Discount Notes:
140,000	Series A-1, 6.875% due 1/15/13	133,350
2,205,000	Series A-2, 6.875% due 1/15/13	2,100,263

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         15

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Media — 9.9% (continued)
$6,550,000	Senior Notes, Series A-3, 8.875% due 1/15/16	$6,844,750
1,735,000	Rainbow National Services LLC, Senior Notes, 8.750% due 9/1/12 (a)	1,813,075
875,000	Rogers Cable Inc., Senior Second Priority Debentures, 8.750% due 5/1/32	1,063,731
1,358,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	1,398,740
	TL Acquisitions Inc.:
4,920,000	Senior Notes, 10.500% due 1/15/15 (a)	4,890,283
3,730,000	Senior Subordinated Notes, step bond to yield 13.358% due 7/15/15 (a)	2,802,162
	XM Satellite Radio Inc., Senior Notes:
1,275,000	9.856% due 5/1/13 (f)	1,236,750
2,475,000	9.750% due 5/1/14	2,437,875

	Total Media	114,656,178

Metals & Mining — 3.8%
15,885,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	16,996,950
	Metals USA Holdings Corp., Senior Notes:
1,120,000	11.360% due 1/15/12 (a)(b)(f)	1,125,600
3,070,000	11.360% due 7/1/12 (a)(b)(f)	2,824,400
7,075,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	7,747,125
3,500,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)	3,430,000
4,815,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	4,965,469
3,660,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	3,769,800
	Vale Overseas Ltd., Notes:
485,000	6.250% due 1/23/17	483,457
2,930,000	6.875% due 11/21/36	2,952,520

	Total Metals & Mining	44,295,321

Multiline Retail — 1.1%
4,570,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15 (a)	4,432,900
	Neiman Marcus Group Inc.:
3,150,000	Senior Notes, 9.000% due 10/15/15 (b)	3,386,250
4,795,000	Senior Subordinated Notes, 10.375% due 10/15/15	5,298,475

	Total Multiline Retail	13,117,625

Oil, Gas & Consumable Fuels — 9.3%
5,957,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	6,135,710
	Chesapeake Energy Corp., Senior Notes:
5,875,000	7.500% due 6/15/14	5,977,812
75,000	6.625% due 1/15/16	72,563
2,695,000	6.250% due 1/15/18	2,529,931
460,000	Colorado Interstate Gas Co., Senior Notes, 6.800% due 11/15/15	475,371
1,240,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,246,200
3,550,000	Corral Finans AB, 6.855% due 4/15/10 (a)(b)	3,550,000
	Costilla Energy Inc.:
4,000,000	Senior Notes, 10.250% due 10/1/06 (c)(d)(e)	0
1,000,000	Senior Subordinated Notes, 10.250% due 10/1/06 (c)(d)(e)	0

See Notes to Financial Statements.

16         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Oil, Gas & Consumable Fuels — 9.3% (continued)
	El Paso Corp.:
	Medium-Term Notes:
$275,000	7.375% due 12/15/12	$284,296
5,500,000	7.800% due 8/1/31	5,597,113
3,265,000	7.750% due 1/15/32	3,305,192
5,600,000	Notes, 7.875% due 6/15/12	5,881,641
	Enterprise Products Operating LP:
915,000	7.034% due 1/15/68 (f)	883,661
2,870,000	Junior Subordinated Notes, 8.375% due 8/1/66 (f)	3,067,912
6,145,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	6,145,000
2,775,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	2,865,187
4,180,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	4,341,975
	Mariner Energy Inc., Senior Notes:
2,175,000	7.500% due 4/15/13	2,142,375
1,075,000	8.000% due 5/15/17	1,072,313
2,520,000	Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	2,639,700
	OPTI Canada Inc., Senior Secured Notes:
860,000	7.875% due 12/15/14 (a)	864,300
1,850,000	8.250% due 12/15/14 (a)	1,887,000
2,445,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	2,597,813
	Petroplus Finance Ltd.:
1,370,000	6.750% due 5/1/14 (a)	1,325,475
2,210,000	7.000% due 5/1/17 (a)	2,138,175
	Pogo Producing Co., Senior Subordinated Notes:
1,830,000	7.875% due 5/1/13	1,875,750
1,300,000	6.875% due 10/1/17	1,296,750
1,075,000	Series B, 8.250% due 4/15/11	1,097,844
6,450,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	6,514,500
225,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	219,938
	Stone Energy Corp., Senior Subordinated Notes:
5,230,000	8.250% due 12/15/11	5,256,150
601,000	6.750% due 12/15/14	555,925
1,350,000	Swift Energy Co., Senior Notes, 7.625% due 7/15/11	1,373,625
2,780,000	W&T Offshore Inc., 8.250% due 6/15/14 (a)	2,759,150
	Whiting Petroleum Corp., Senior Subordinated Notes:
3,100,000	7.250% due 5/1/12	2,960,500
2,425,000	7.000% due 2/1/14	2,291,625
	Williams Cos. Inc.:
145,000	Debentures, Series A, 7.500% due 1/15/31	150,800
	Notes:
5,375,000	7.875% due 9/1/21	5,805,000
4,760,000	8.750% due 3/15/32	5,533,500
3,350,000	Senior Notes, 7.625% due 7/15/19	3,551,000

	Total Oil, Gas & Consumable Fuels	108,268,772

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         17

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Paper & Forest Products — 2.0%
	Abitibi-Consolidated Co. of Canada:
$3,600,000	6.000% due 6/20/13	$2,997,000
2,105,000	Senior Notes, 8.375% due 4/1/15	1,852,400
	Abitibi-Consolidated Inc.:
949,000	7.400% due 4/1/18	773,435
545,000	Debentures, 8.850% due 8/1/30	460,525
	Appleton Papers Inc.:
1,400,000	Senior Notes, 8.125% due 6/15/11	1,449,000
4,420,000	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	4,663,100
	NewPage Corp.:
	Senior Secured Notes:
810,000	10.000% due 5/1/12	878,850
5,350,000	11.606% due 5/1/12 (f)	5,858,250
980,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,075,550
1,575,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,594,687
1,455,000	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (a)	1,560,488

	Total Paper & Forest Products	23,163,285

Pharmaceuticals — 0.7%
9,030,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	8,578,500

Real Estate Investment Trusts (REITs) — 0.5%
160,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	162,000
1,120,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	1,024,800
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,355,000	6.500% due 6/1/16	1,327,900
3,585,000	6.750% due 4/1/17	3,558,113

	Total Real Estate Investment Trusts (REITs)	6,072,813

Real Estate Management & Development — 0.9%
2,455,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	2,283,150
9,390,000	Realogy Corp., Senior Notes, 12.375% due 4/15/15 (a)	8,591,850

	Total Real Estate Management & Development	10,875,000

Road & Rail — 2.1%
5,161,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	5,548,075
	Hertz Corp.:
4,775,000	Senior Notes, 8.875% due 1/1/14	5,001,812
9,110,000	Senior Subordinated Notes, 10.500% due 1/1/16	10,112,100
	Kansas City Southern de Mexico, Senior Notes:
1,030,000	7.625% due 12/1/13 (a)	1,030,000
1,105,000	7.375% due 6/1/14 (a)	1,099,475
1,170,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	1,167,075

	Total Road & Rail	23,958,537

See Notes to Financial Statements.

18         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Semiconductors & Semiconductor Equipment — 0.4%
$4,160,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (a)	$3,993,600

Software — 0.4%
4,760,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	4,700,500

Specialty Retail — 0.5%
680,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	674,900
3,655,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	3,399,150
1,810,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,004,575
1,479,000	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (c)(d)(e)	0

	Total Specialty Retail	6,078,625

Textiles, Apparel & Luxury Goods — 0.9%
	Levi Strauss & Co., Senior Notes:
6,525,000	9.750% due 1/15/15	7,014,375
935,000	8.875% due 4/1/16	963,050
2,225,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,308,437

	Total Textiles, Apparel & Luxury Goods	10,285,862

Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
2,110,000	8.500% due 5/15/12 (a)	2,168,025
1,115,000	11.000% due 5/15/12	1,229,288

	Total Tobacco	3,397,313

Trading Companies & Distributors — 1.0%
2,455,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,583,888
2,975,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	3,138,625
4,865,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	5,278,525
920,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (a)	933,800

	Total Trading Companies & Distributors	11,934,838

Transportation Infrastructure — 0.6%
7,745,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	7,357,750

Wireless Telecommunication Services — 2.0%
1,560,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	1,618,501
	Rural Cellular Corp.:
2,020,000	Senior Notes, 9.875% due 2/1/10	2,121,000
4,135,000	Senior Secured Notes, 8.250% due 3/15/12	4,248,712
3,130,000	Senior Subordinated Notes, 8.360% due 6/1/13 (a)(f)	3,130,000
	True Move Co., Ltd.:
8,240,000	10.750% due 12/16/13 (a)	8,775,600
2,600,000	10.750% due 12/16/13	2,763,857

	Total Wireless Telecommunication Services	22,657,670

	TOTAL CORPORATE BONDS & NOTES (Cost — $1,073,120,764)	1,069,079,556

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         19

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount†		Security	Value

ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
3,210,025		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (c)(d)(e) (Cost — $3,254,897)	$0

CONVERTIBLE BOND & NOTE — 0.2%
Automobiles — 0.2%
1,260,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $1,260,000)	1,584,450

SOVEREIGN BONDS — 1.6%
Brazil — 0.4%
		Federative Republic of Brazil:
1,086,000		7.125% due 1/20/37	1,176,138
1,223,000		11.000% due 8/17/40	1,605,187
1,875,000		Collective Action Securities, Notes, 8.000% due 1/15/18	2,062,969

		Total Brazil	4,844,294

Indonesia — 0.2%
		Republic of Indonesia:
8,114,000,000	IDR	Series FR40, 11.000% due 9/15/25	999,222
14,826,000,000	IDR	Series FR42, 10.250% due 7/15/27	1,720,064

		Total Indonesia	2,719,286

Russia — 1.0%
10,104,225		Russian Federation, 7.500% due 3/31/30 (a)	11,120,963

		TOTAL SOVEREIGN BONDS (Cost — $17,093,737)	18,684,543

U.S. GOVERNMENT & AGENCY OBLIGATION — 0.9%
U.S. Government Obligations — 0.9%
10,665,000		U.S. Treasury Notes, 4.750% due 5/31/12 (Cost — $10,612,767)	10,585,023

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
8,696,430		Home Interiors & Gifts Inc. (d)(e)*	86,965
29,983		Mattress Discounters Corp. (d)(e)*	0

		TOTAL CONSUMER DISCRETIONARY	86,965

CONSUMER STAPLES — 0.0%
Food Products — 0.0%
2,752		Imperial Sugar Co.	84,734

INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
172,414		Continental AFA Dispensing Co. (d)(e)*	0

See Notes to Financial Statements.

20         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Machinery — 0.0%
20	Glasstech Inc. (d)(e)*	$0

	TOTAL INDUSTRIALS	0

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
40,557	Axiohm Transaction Solutions Inc. (d)(e)*	0

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
10,212	World Access Inc., Senior Notes (d)*	10

	TOTAL COMMON STOCKS (Cost — $5,642,648)	171,709

CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
6,362	Chesapeake Energy Corp. Convertible, 6.250% (Cost — $1,598,443)	1,798,856

ESCROWED SHARES — 0.0%
2,000,000	Pillowtex Corp. (d)(e)* (Cost — $0)	0

PREFERRED STOCKS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
190	ION Media Networks Inc., 14.250% (b)*	1,710,000
2,957	Spanish Broadcasting System Inc., Series B, 10.750% (b)	3,215,737

	TOTAL CONSUMER DISCRETIONARY	4,925,737

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
9,787	TCR Holdings Corp., Class B Shares (d)(e)*	10
5,383	TCR Holdings Corp., Class C Shares (d)(e)*	6
14,191	TCR Holdings Corp., Class D Shares (d)(e)*	14
29,362	TCR Holdings Corp., Class E Shares (d)(e)*	29

	TOTAL FINANCIALS	59

INDUSTRIALS — 0.0%
Machinery — 0.0%
22	Glasstech Inc. (d)(e)*	0

	TOTAL PREFERRED STOCKS (Cost — $4,352,240)	4,925,796

Face Amount
LOAN PARTICIPATIONS — 1.4%
Oil, Gas & Consumable Fuels — 0.8%
$9,500,000	SandRidge Energy, Term Loan, (Bank of America Securities, LLC), 8.625% due 4/1/15 (f)(g)	9,737,500

Paper & Forest Products — 0.2%
2,500,000	Verso Paper Holdings, Term Loan, (Credit Suisse Securities), 11.570% due 2/1/12 (f)(g)	2,510,938

Textiles, Apparel & Luxury Goods — 0.2%
2,500,000	Simmons Co., Term Loan, (Deutsche Bank Securities) 10.648% due 2/15/12 (f)(g)	2,464,584

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         21

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount		Security	Value

Trading Companies & Distributors — 0.2%
$2,000,000		Penhall International Corp., Term Loan, (Deutsche Bank Securities), 12.824% due 4/1/12 (f)(g)	$2,045,000

		TOTAL LOAN PARTICIPATIONS (Cost — $16,420,418)	16,758,022

Warrants
WARRANTS — 0.0%
2,240		Brown Jordan International Inc., Expires 8/15/07 (a)(d)*	20
16,853,395		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (d)(e)*	17
1,250		Leap Wireless International Inc., Expires 4/15/10 (a)(d)(e)*	0
3,500		Mattress Discounters Co., Expires 7/15/07 (a)(d)(e)*	0
13,446		Pillowtex Corp., Expires 11/24/09 (d)(e)*	0
2,500		UbiquiTel Inc., Expires 4/15/10 (a)(d)(e)*	25

		TOTAL WARRANTS (Cost — $298,353)	62

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,133,654,267)	1,123,588,017

Face Amount†
SHORT-TERM INVESTMENTS — 4.1%
Sovereign Bonds — 0.5%
		Egypt Treasury Bills, Series 364:
33,400,000	EGP	Zero coupon bond to yield 10.218% due 1/1/08	5,595,570
4,300,000	EGP	Zero coupon bond to yield 9.856% due 1/15/08	717,456

		Total Sovereign Bonds	6,313,026

Repurchase Agreement — 3.6%
41,479,000		Morgan Stanley repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity — $41,497,320; (Fully collateralized by U.S. government agency obligation, 0.000% due 1/15/21; Market value — $42,308,670) (h)	41,479,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $47,780,162)	47,792,026

		TOTAL INVESTMENTS — 100.9% (Cost — $1,181,434,429#)	1,171,380,043
		Liabilities in Excess of Other Assets — (0.9)%	(10,376,879)

		TOTAL NET ASSETS — 100.0%	$1,161,003,164

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(g)	Participation interest was acquired through the financial institution indicated parenthetically.

(h)	All or a portion of this security is segregated for extended settlements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
EGP	— Egyptian Pound
IDR	— Indonesian Rupiah

See Notes to Financial Statements.

22         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007 ) (unaudited) (continued)

LEGG MASON PARTNERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Face Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 87.4%
FHLMC — 7.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$705	11.750% due 7/1/15 (a)	$765
30,408	8.000% due 7/1/20 (a)	31,648
1,448,092	9.500% due 1/1/21 (a)	1,562,732
501,503	5.664% due 7/1/32 (a)(b)	504,980
2,002,540	5.000% due 8/1/33 (a)	1,887,230
499,954	5.899% due 1/1/37 (a)(b)	502,587
	Gold:
284,336	6.000% due 7/1/10-7/1/29 (a)	283,911
44,387	7.000% due 5/1/11-8/1/11 (a)	45,550
9,551	8.000% due 12/1/19 (a)	9,912
200,000	5.000% due 7/12/37 (c)	187,469

	Total FHLMC	5,016,784

FNMA — 71.7%
	Federal National Mortgage Association (FNMA):
31,912	12.500% due 9/1/15-1/1/16 (a)	35,391
38,442	12.000% due 1/1/16 (a)	42,470
537,828	8.500% due 8/1/19-11/1/31 (a)	573,392
737	11.500% due 9/1/19 (a)	808
8,779	10.500% due 8/1/20 (a)	9,870
11,350,000	5.000% due 7/12/22-8/14/37 (c)	10,660,615
21,390,000	5.500% due 7/12/22-8/14/37 (c)	20,728,674
11,770,000	6.000% due 7/12/22-8/14/37 (c)	11,652,934
187,177	7.000% due 1/1/25 (a)	193,923
893,293	6.000% due 2/1/29-1/1/33 (a)	889,597
17,053	7.500% due 9/1/30 (a)	17,816
500,000	6.500% due 7/12/37 (c)	504,766

	Total FNMA	45,310,256

GNMA — 7.8%
	Government National Mortgage Association (GNMA):
253,318	8.500% due 6/15/25 (a)	273,434
4,700,000	6.000% due 7/19/37 (c)	4,675,767

	Total GNMA	4,949,201

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $55,590,736)	55,276,241

ASSET-BACKED SECURITIES — 15.8%
Credit Card — 1.6%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2004-A2, Class A2, 5.410% due 1/17/12 (a)(b)	1,002,276

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         23

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Home Equity — 12.6%
$563,883	Ace Securities Corp., Series 2006-GP1, Class A, 5.450% due 2/25/31 (a)(b)	$564,080
	Countrywide Home Equity Loan Trust:
539,147	Series 2004-I, Class A, 5.610% due 2/15/34 (a)(b)	540,378
680,135	Series 2006-E, Class 2A, 5.460% due 7/15/36 (a)(b)	680,751
574,601	Series 2006-RES, Class 4F1B, 5.580% due 5/15/34 (a)(b)(d)	574,974
1,000,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, 5.530% due 11/25/36 (a)(b)	1,000,429
368,529	GSAMP Trust, Series 2006-S4, Class A1, 5.410% due 5/25/36 (a)(b)	368,776
568,445	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (a)(b)	568,799
695,741	Lehman XS Trust, Series 2006-GP4, Class 3A1A, 5.390% due 8/25/46 (a)(b)	695,754
	Morgan Stanley ABS Capital I:
11,747	Series 2005-WMC2, Class A1MZ, 5.570% due 2/25/35 (a)(b)	11,756
106,968	Series 2005-WMC4, Class A1MZ, 5.580% due 4/25/35 (a)(b)	107,079
441,617	Morgan Stanley Ixis Real Estate Capital Trust, Series 2006-1, Class 1A, 5.350% due 7/25/36 (a)(b)	441,892
	SACO I Trust:
532,653	Series 2006-06, Class A, 5.450% due 6/25/36 (a)(b)	532,884
570,299	Series 2006-07, Class A1, 5.450% due 7/25/36 (a)(b)	570,534
635,640	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (a)(b)(d)	635,684
708,904	Truman Capital Mortgage Loan Trust, Series 2006-01, Class A, 5.580% due 3/25/36 (a)(b)(d)	708,904

	Total Home Equity	8,002,674

Student Loan — 1.6%
1,000,000	SLM Student Loan Trust, Series 2006-5, Class A2, 5.345% due 7/25/17 (a)(b)	1,000,803

	TOTAL ASSET-BACKED SECURITIES (Cost — $10,004,125)	10,005,753

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.5%
647,198	American Home Mortgage Assets, Series 2006-3, Class 3A12, 5.510% due 10/25/46 (a)(b)	649,124
	Countrywide Alternative Loan Trust:
297,070	Series 2005-17, Class 1A1, 5.580% due 7/25/35 (a)(b)	297,697
	Series 2006-OA09:
711,224	Class 1A1, 5.520% due 7/20/46 (a)(b)	712,198
731,418	Class 2A1B, 5.520% due 7/20/46 (a)(b)	734,014
805,276	Series 2006-OA11, Class A4, 5.510% due 9/25/46 (a)(b)	804,903
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32 (a)	105,878
1,697,116	Series 2638, Class DI, PAC, IO, 5.000% due 5/15/23 (a)(e)	280,090
534,620	Series 2686, Class QI, PAC, IO, 5.500% due 1/15/23 (a)(e)	11,723
	Federal National Mortgage Association (FNMA):
179,425	ACES, Series 1998-M4, Class C, 6.527% due 5/25/30 (a)	179,401
609,485	Whole Loan, Series 2003-W19, Class 2A, 6.097% due 6/25/33 (a)(b)	622,286

See Notes to Financial Statements.

24         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.5% (continued)
$200,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49 (a)	$194,897
745,098	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, 5.420% due 9/25/46 (a)(b)	745,313
	Harborview Mortgage Loan Trust:
684,824	Series 2006-07, Class 2A1A, 5.520% due 10/19/37 (a)(b)	685,729
759,273	Series 2006-09, Class 2A1A, 5.530% due 11/19/36 (a)(b)	761,922
641,104	IMPAC Secured Assets Corp., Series 2005-02, Class A1, 5.640% due 3/25/36 (a)(b)	643,504
1,090,000	JPMorgan Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.429% due 12/12/43 (a)	1,055,696
606,004	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (a)(b)	606,683
109,793	MASTR Adjustable Rate Mortgage Trust, Series 2004-15, Class 1A1, 4.615% due 12/25/34 (a)(b)	111,458
	Morgan Stanley Mortgage Loan Trust:
442,338	Series 2006-4SL, Class A1, 5.470% due 3/25/36 (a)(b)	442,709
437,440	Series 2006-8AR, Class 1A2, 5.390% due 6/25/36 (a)(b)	437,477
645,308	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (a)(b)	646,746
345,044	Opteum Mortgage Acceptance Corp., Series 2006-1, Class 1A1A, 5.410% due 4/25/36 (a)(b)	345,084
850,962	Structured Asset Mortgage Investments Inc., Series 2006-AR6, Class 1A1, 5.500% due 7/25/36 (a)(b)	853,094
	Thornburg Mortgage Securities Trust:
846,923	Series 2005-02, Class A4, 5.570% due 7/25/45 (a)(b)	848,206
	Series 2006-03:
788,858	Class A2, 5.425% due 6/25/36 (a)(b)	788,470
790,936	Class A3, 5.430% due 6/25/36 (a)(b)	790,142
	Washington Mutual Inc.:
490,987	Series 2005-AR17, Class A1A1, 5.590% due 12/25/45 (a)(b)	492,756
220,824	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (a)(b)	221,575
496,037	Washington Mutual Pass-Through Certificates, Series 2005-AR15, Class A1A2, 5.600% due 11/25/45 (a)(b)	498,112
558,202	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (a)(b)	558,268

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,130,923)	16,125,155

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.0%
U.S. Government Agency — 3.0%
2,000,000	Federal National Mortgage Association (FNMA), Notes, 3.919% due 2/17/09 (a)(b)	1,928,380

U.S. Government Obligation — 1.0%
	U.S. Treasury Notes:
280,000	4.500% due 4/30/12 (a)	274,881

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         25

Schedules of Investments (June 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Obligation — 1.0% (continued)
$350,000	4.250% due 8/15/14 (a)	$334,907

	Total U.S. Government Obligations	609,788

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $2,609,998)	2,538,168

U.S. TREASURY INFLATION PROTECTED SECURITIES — 6.7%
	U.S. Treasury Bonds, Inflation Indexed:
2,207,196	2.000% due 1/15/26 (a)	1,999,927
696,782	2.375% due 1/15/27 (a)	669,347
1,561,635	U.S. Treasury Notes, Inflation Indexed, 2.375% due 4/15/11 (a)	1,545,044

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $4,361,251)	4,214,318

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $88,697,033)	88,159,635

SHORT-TERM INVESTMENTS — 37.7%
U.S. Government Obligation — 0.3%
150,000	U.S. Treasury Bills, 4.910% due 7/19/07 (a)(f)(g)	149,636

Repurchase Agreement — 37.4%
23,667,000	Morgan Stanley repurchase agreement dated 6/29/07, 5.300% due 7/2/07; Proceeds at maturity — $23,677,453; (Fully collateralized by U.S. government agency obligation, 8.625% due 1/15/30; Market value — $24,141,562) (a)	23,667,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $23,816,636)	23,816,636

	TOTAL INVESTMENTS — 177.1% (Cost — $112,513,669#)	111,976,271
	Liabilities in Excess of Other Assets — (77.1)%	(48,755,494)

	TOTAL NET ASSETS — 100.0%	$63,220,777

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, and TBA’s.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
IO	— Interest Only
MASTR	— Mortgage Asset Securitization Transactions Inc.
PAC	— Planned Amortization Class

See Notes to Financial Statements.

26         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2007) (unaudited)

	Global High Yield Bond Fund	Short/Intermediate U.S. Government Fund
ASSETS:
Investments, at cost	$1,139,955,429	$88,846,669
Repurchase agreement, at cost	41,479,000	23,667,000
Foreign currency, at cost	1,915,660	—

Investments, at value	$1,129,901,043	$88,309,271
Repurchase agreement, at value	41,479,000	23,667,000
Foreign currency, at value	2,024,398	—
Cash	593	184
Dividends and interest receivable	23,815,309	166,564
Receivable for securities sold	3,681,989	20,722,237
Receivable for Fund shares sold	1,773,457	241,081
Principal paydown receivable	—	42,052
Prepaid expenses	77,999	63,926

Total Assets	1,202,753,788	133,212,315

LIABILITIES:
Payable for securities purchased	36,398,360	69,580,972
Payable for Fund shares repurchased	2,701,820	157,017
Distributions payable	1,500,019	81,789
Investment management fee payable	775,110	576
Distribution fees payable	313,792	23,320
Trustees’ fees payable	293	4,734
Payable to broker — variation margin on open futures contracts	—	31,297
Accrued expenses	61,230	111,833

Total Liabilities	41,750,624	69,991,538

Total Net Assets	$1,161,003,164	$63,220,777

NET ASSETS:
Par value (Note 6)	$1,371	$65
Paid-in capital in excess of par value	1,222,718,796	69,303,479
Overdistributed net investment income	(362,249)	(49,514)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(51,408,738)	(5,460,891)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(9,946,016)	(572,362)

Total Net Assets	$1,161,003,164	$63,220,777

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         27

Statements of Assets and Liabilities (June 30, 2007) (unaudited) (continued)

	Global High Yield Bond Fund	Short/Intermediate U.S. Government Fund
Shares Outstanding:
Class A	80,813,204	3,066,742

Class B	9,977,836	1,390,627

Class C	18,373,513	1,853,430

Class I	27,961,028	—

Class O	—	187,736

Net Asset Value:
Class A (and redemption price)*	$8.45	$9.68

Class B	$8.50	$9.73

Class C	$8.54	$9.80

Class I (redemption price)	$8.44	—

Class O (redemption price)	—	$9.70

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25% and 2.25%, respectively)	$8.83	$9.90

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges (See Note 2).

See Notes to Financial Statements.

28         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Statements of Operations (For the six months ended June 30, 2007) (unaudited)

	Global High Yield Bond Fund	Short/Intermediate U.S. Government Fund
INVESTMENT INCOME:
Interest	$48,489,589	$1,947,022
Dividends	209,786	—
Income from securities lending	33,559	—
Less: Foreign taxes withheld	(30)	—

Total Investment Income	48,732,904	1,947,022

EXPENSES:
Investment management fee (Note 2)	4,711,081	194,395
Distribution fees (Notes 2 and 4)	1,956,504	154,830
Transfer agent fees (Note 4)	408,052	52,483
Legal fees	137,687	30,476
Shareholder reports (Note 4)	126,918	36,281
Registration fees	28,413	23,015
Audit and tax	23,355	18,599
Insurance	18,255	1,384
Trustees’ fees	11,807	5,734
Custody fees	7,248	2,500
Miscellaneous expenses	10,084	8,931

Total Expenses	7,439,404	528,628
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(179,403)

Net Expenses	7,439,404	349,225

Net Investment Income	41,293,500	1,597,797

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	11,631,138	(674,946)
Futures contracts	—	(58,696)
Foreign currency transactions	(650)	—

Net Realized Gain (Loss)	11,630,488	(733,642)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(23,073,924)	(641,376)
Futures contracts	—	33,675
Foreign currencies	47,935	—

Change in Net Unrealized Appreciation/Depreciation	(23,025,989)	(607,701)

Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(11,395,501)	(1,341,343)

Increase in Net Assets From Operations	$29,897,999	$256,454

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         29

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and for the year ended December 31, 2006

Legg Mason Partners Global High Yield Bond Fund	2007	2006
OPERATIONS:
Net investment income	$41,293,500	$81,891,911
Net realized gain	11,630,488	22,270,664
Change in net unrealized appreciation/depreciation	(23,025,989)	6,527,767

Increase in Net Assets From Operations	29,897,999	110,690,342

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(42,130,086)	(85,740,450)

Decrease in Net Assets From Distributions to Shareholders	(42,130,086)	(85,740,450)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	128,155,424	392,636,859
Reinvestment of distributions	29,963,572	75,180,215
Cost of shares repurchased	(178,174,801)	(532,068,972)

Decrease in Net Assets From Fund Share Transactions	(20,055,805)	(64,251,898)

Decrease in Net Assets	(32,287,892)	(39,302,006)
NET ASSETS:
Beginning of period	1,193,291,056	1,232,593,062

End of period*	$1,161,003,164	$1,193,291,056

* Includes undistributed (overdistributed) net investment income of:	$(362,249)	$474,337

See Notes to Financial Statements.

30         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2007 (unaudited) and the year ended December 31, 2006

Legg Mason Partners Short/Intermediate U.S. Government Fund	2007	2006
OPERATIONS:
Net investment income	$1,597,797	$3,779,486
Net realized loss	(733,642)	(1,224,080)
Change in net unrealized appreciation/depreciation	(607,701)	948,819

Increase in Net Assets From Operations	256,454	3,504,225

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,645,956)	(4,018,596)

Decrease in Net Assets From Distributions to Shareholders	(1,645,956)	(4,018,596)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	7,668,066	28,532,721
Reinvestment of distributions	1,112,292	3,286,344
Cost of shares repurchased	(28,020,750)	(58,831,647)

Decrease in Net Assets From Fund Share Transactions	(19,240,392)	(27,012,582)

Decrease in Net Assets	(20,629,894)	(27,526,953)
NET ASSETS:
Beginning of period	83,850,671	111,377,624

End of period*	$63,220,777	$83,850,671

* Includes overdistributed net investment income of:	$(49,514)	$(1,355)

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         31

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Global High Yield Bond Fund	Class A Shares(1)
	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$8.54		$8.36		$8.59	$8.29	$7.23	$7.52

Income (Loss) From Operations:
Net investment income	0.30		0.58		0.56	0.58	0.59	0.64
Net realized and unrealized gain (loss)	(0.08)		0.21		(0.22)	0.29	1.07	(0.19)

Total Income From Operations	0.22		0.79		0.34	0.87	1.66	0.45

Less Distributions From:
Net investment income	(0.31)		(0.61)		(0.57)	(0.57)	(0.60)	(0.64)
Return of capital	—		—		—	—	—	(0.10)

Total Distributions	(0.31)		(0.61)		(0.57)	(0.57)	(0.60)	(0.74)

Net Asset Value, End of Period	$8.45		$8.54		$8.36	$8.59	$8.29	$7.23

Total Return(3)	2.51%		9.90%		4.08%	10.97%	23.83%	6.42%

Net Assets, End of Period (000s)	$683,189		$701,540		$693,116	$1,535,433	$1,148,273	$196,733

Ratios to Average Net Assets:
Gross expenses	1.22	%(4)	1.21	%(5)	1.19%	1.20%	1.25%	1.31%
Net expenses	1.22	(4)	1.21	(5)(6)	1.19	1.20	1.25	1.31
Net investment income	7.01	(4)	7.01		6.59	7.02	7.34	8.86

Portfolio Turnover Rate	40%		76%		64%	54%	78%	106%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.19% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

32         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Global High Yield Bond Fund	Class B Shares(1)
	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$8.59		$8.40		$8.65	$8.34	$7.27	$7.55

Income (Loss) From Operations:
Net investment income	0.27		0.53		0.49	0.52	0.53	0.59
Net realized and unrealized gain (loss)	(0.08)		0.21		(0.24)	0.30	1.08	(0.18)

Total Income From Operations	0.19		0.74		0.25	0.82	1.61	0.41

Less Distributions From:
Net investment income	(0.28)		(0.55)		(0.50)	(0.51)	(0.54)	(0.60)
Return of capital	—		—		—	—	—	(0.09)

Total Distributions	(0.28)		(0.55)		(0.50)	(0.51)	(0.54)	(0.69)

Net Asset Value, End of Period	$8.50		$8.59		$8.40	$8.65	$8.34	$7.27

Total Return(3)	2.19%		9.17%		3.04%	10.22%	22.91%	5.77%

Net Assets, End of Period (000s)	$84,805		$98,450		$135,186	$187,303	$235,293	$194,187

Ratios to Average Net Assets:
Gross expenses	1.86	%(4)	1.99	%(5)	2.02%	1.98%	2.01%	2.07%
Net expenses	1.86	(4)	1.99	(5)(6)	2.02	1.98	2.01	2.07
Net investment income	6.36	(4)	6.25		5.81	6.25	6.74	8.12

Portfolio Turnover Rate	40%		76%		64%	54%	78%	106%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.98% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         33

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Global High Yield Bond Fund	Class C Shares(1)
	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$8.63		$8.44		$8.68	$8.38	$7.30	$7.59

Income (Loss) From Operations:
Net investment income	0.28		0.55		0.52	0.55	0.56	0.61
Net realized and unrealized gain (loss)	(0.08)		0.22		(0.23)	0.29	1.09	(0.19)

Total Income From Operations	0.20		0.77		0.29	0.84	1.65	0.42

Less Distributions From:
Net investment income	(0.29)		(0.58)		(0.53)	(0.54)	(0.57)	(0.61)
Return of capital	—		—		—	—	—	(0.10)

Total Distributions	(0.29)		(0.58)		(0.53)	(0.54)	(0.57)	(0.71)

Net Asset Value, End of Period	$8.54		$8.63		$8.44	$8.68	$8.38	$7.30

Total Return(3)	2.32%		9.46%		3.44%	10.42%	23.36%	5.93%

Net Assets, End of Period (000s)	$156,920		$177,338		$235,117	$292,918	$317,704	$128,759

Ratios to Average Net Assets:
Gross expenses	1.63	%(4)	1.71	%(5)	1.73%	1.70%	1.71%	1.80%
Net expenses	1.63	(4)	1.71	(5)(6)	1.73	1.70	1.71	1.80
Net investment income	6.60	(4)	6.53		6.10	6.52	6.93	8.36

Portfolio Turnover Rate	40%		76%		64%	54%	78%	106%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 1.69% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

34         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Global High Yield Bond Fund	Class I Shares(1)
	2007(2)		2006†		2005†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$8.53		$8.35		$8.59	$8.29	$7.22	$7.51

Income (Loss) From Operations:
Net investment income	0.31		0.61		0.59	0.61	0.62	0.67
Net realized and unrealized gain (loss)	(0.08)		0.21		(0.23)	0.29	1.08	(0.19)

Total Income From Operations	0.23		0.82		0.36	0.90	1.70	0.48

Less Distributions From:
Net investment income	(0.32)		(0.64)		(0.60)	(0.60)	(0.63)	(0.67)
Return of capital	—		—		—	—	—	(0.10)

Total Distributions	(0.32)		(0.64)		(0.60)	(0.60)	(0.63)	(0.77)

Net Asset Value, End of Period	$8.44		$8.53		$8.35	$8.59	$8.29	$7.22

Total Return(3)	2.71%		10.29%		4.33%	11.39%	24.41%	6.89%

Net Assets, End of Period (000s)	$236,089		$215,963		$101,886	$117,197	$94,445	$47,874

Ratios to Average Net Assets:
Gross expenses	0.84	%(4)	0.86	%(5)	0.83%	0.84%	0.86%	0.92%
Net expenses	0.84	(4)	0.85	(5)(6)	0.83	0.84	0.86	0.92
Net investment income	7.39	(4)	7.35		6.97	7.37	7.87	9.31

Portfolio Turnover Rate	40%		76%		64%	54%	78%	106%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.84% (Note 11).

(6)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         35

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Short/Intermediate U.S. Government Fund	Class A Shares(1)
	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$9.89		$9.93		$10.22		$10.35	$10.48	$10.14

Income (Loss) From Operations:
Net investment income	0.23		0.39		0.36		0.35	0.27	0.36
Net realized and unrealized gain (loss)	(0.20)		(0.01)		(0.26)		(0.10)	(0.10)	0.49

Total Income From Operations	0.03		0.38		0.10		0.25	0.17	0.85

Less Distributions From:
Net investment income	(0.24)		(0.42)		(0.39)		(0.38)	(0.30)	(0.42)
Net realized gains	—		—		—		—	—	(0.00	)(3)
Return of capital	—		—		—		—	—	(0.09)

Total Distributions	(0.24)		(0.42)		(0.39)		(0.38)	(0.30)	(0.51)

Net Asset Value, End of Period	$9.68		$9.89		$9.93		$10.22	$10.35	$10.48

Total Return(4)	0.27%		3.88%		1.03%		2.51%	1.61%	8.59%

Net Assets, End of Period (000s)	$29,701		$44,902		$51,270		$44,856	$49,222	$52,165

Ratios to Average Net Assets:
Gross expenses	1.34	%(5)	1.12	%(6)	1.19%		1.18%	1.14%	1.30%
Gross expenses, excluding interest expense	1.34	(5)	1.12	(6)	1.19		1.18	1.14	1.30
Net expenses(7)(8)	0.80	(5)	0.82	(6)	0.80		0.80	0.80	0.80
Net expenses, excluding interest expense(7)(8)	0.80	(5)	0.82	(6)	0.80		0.80	0.80	0.80
Net investment income	4.69	(5)	3.99		3.60		3.50	2.60	3.43

Portfolio Turnover Rate	240	%(9)	154	%(9)	64	%(9)	83%	86%	14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.10% and 0.80%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)

As a result of a voluntary expense limitation, the ratio of expenses, excluding interest expense, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class A shares will not exceed 0.80%.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 403% for the six months ended June 30, 2007, and 603% and 585% for the years ended December 31, 2006, and December 31, 2005, respectively.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

36         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Short/ Intermediate U.S. Government Fund	Class B Shares(1)
	2007(2)		2006†		2005†		2004†	2003†		2002†
Net Asset Value, Beginning of Period	$9.94		$9.98		$10.26		$10.39	$10.52		$10.18

Income (Loss) From Operations:
Net investment income	0.22		0.37		0.34		0.31	0.20		0.28
Net realized and unrealized gain (loss)	(0.20)		(0.02)		(0.26)		(0.11)	(0.11)		0.49

Total Income From Operations	0.02		0.35		0.08		0.20	0.09		0.77

Less Distributions From:
Net investment income	(0.23)		(0.39)		(0.36)		(0.33)	(0.22)		(0.34)
Net realized gains	—		—		—		—	—		(0.00	)(3)
Return of capital	—		—		—		—	—		(0.09)

Total Distributions	(0.23)		(0.39)		(0.36)		(0.33)	(0.22)		(0.43)

Net Asset Value, End of Period	$9.73		$9.94		$9.98		$10.26	$10.39		$10.52

Total Return(4)	0.16%		3.63%		0.80%		2.01%	0.86%		7.78%

Net Assets, End of Period (000s)	$13,533		$16,217		$25,054		$31,886	$42,442		$46,100

Ratios to Average Net Assets:
Gross expenses	1.50	%(5)	1.34	%(6)	1.49%		1.68%	1.94%		2.04%
Gross expenses, excluding interest expense	1.50	(5)	1.34	(6)	1.49		1.68	1.94		2.04
Net expenses(7)	1.05	(5)(8)	1.07	(6)(8)	1.05	(8)	1.28 (9)	1.55	(10)	1.56	(10)
Net expenses, excluding interest expense(7)	1.05	(5)(8)	1.07	(6)(8)	1.05	(8)	1.28 (9)	1.55	(10)	1.55	(10)
Net investment income	4.48	(5)	3.74		3.33		3.03	1.87		2.71

Portfolio Turnover Rate	240	%(11)	154	%(11)	64	%(11)	83%	86%		14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.32% and 1.05%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of voluntary expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class B shares will not exceed 1.05%.

(9)

As a result of voluntary expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class B shares will not exceed 1.55% for the period January 31 through May 31, 2004 and 1.05% from June 1 through December 31, 2004.

(10)	As a result of voluntary expense limitations, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class B shares will not exceed 1.55%.

(11)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 403% for the six months ended June 30, 2007, and 603% and 585% for the years ended December 31, 2006, and December 31, 2005, respectively .

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         37

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Short/ Intermediate U.S. Government Fund	Class C Shares(1)
	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$10.01		$10.05		$10.33		$10.46	$10.59	$10.24

Income (Loss) From Operations:
Net investment income	0.21		0.35		0.31		0.31	0.22	0.31
Net realized and unrealized gain (loss)	(0.20)		(0.02)		(0.26)		(0.10)	(0.10)	0.50

Total Income From Operations	0.01		0.33		0.05		0.21	0.12	0.81

Less Distributions From:
Net investment income	(0.22)		(0.37)		(0.33)		(0.34)	(0.25)	(0.37)
Net realized gains	—		—		—		—	—	(0.00	)(3)
Return of capital	—		—		—		—	—	(0.09)

Total Distributions	(0.22)		(0.37)		(0.33)		(0.34)	(0.25)	(0.46)

Net Asset Value, End of Period	$9.80		$10.01		$10.05		$10.33	$10.46	$10.59

Total Return(4)	0.05%		3.37%		0.48%		2.01%	1.12%	8.12%

Net Assets, End of Period (000s)	$18,166		$21,377		$33,823		$44,738	$44,715	$42,025

Ratios to Average Net Assets:
Gross expenses	1.80	%(5)	1.60	%(6)	1.66%		1.65%	1.65%	1.74%
Gross expenses, excluding interest expense	1.80	(5)	1.60	(6)	1.66		1.65	1.65	1.74
Net expenses(7)(8)	1.30	(5)	1.32	(6)	1.30		1.30	1.30	1.31
Net expenses, excluding interest expense(7)(8)	1.30	(5)	1.32	(6)	1.30		1.30	1.30	1.30
Net investment income	4.23	(5)	3.49		3.07		3.00	2.08	2.98

Portfolio Turnover Rate	240	%(9)	154	%(9)	64	%(9)	83%	86%	14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.58% and 1.30%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses to average net assets of Class C shares will not exceed 1.30%.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 403% for the six months ended June 30, 2007, and 603% and 585% for the years ended December 31, 2006, and December 31, 2005, respectively.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

38         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners Short/ Intermediate U.S. Government Fund	Class O Shares(1)
	2007(2)		2006†		2005†		2004†	2003†	2002†
Net Asset Value, Beginning of Period	$9.91		$9.95		$10.25		$10.38	$10.51	$10.16

Income (Loss) From Operations:
Net investment income	0.24		0.42		0.39		0.38	0.29	0.38
Net realized and unrealized gain (loss)	(0.20)		(0.02)		(0.26)		(0.10)	(0.10)	0.51

Total Income From Operations	0.04		0.40		0.13		0.28	0.19	0.89

Less Distributions From:
Net investment income	(0.25)		(0.44)		(0.43)		(0.41)	(0.32)	(0.43)
Net realized gains	—		—		—		—	—	(0.00	)(3)
Return of capital	—		—		—		—	—	(0.11)

Total Distributions	(0.25)		(0.44)		(0.43)		(0.41)	(0.32)	(0.54)

Net Asset Value, End of Period	$9.70		$9.91		$9.95		$10.25	$10.38	$10.51

Total Return(4)	0.40%		4.14%		1.28%		2.77%	1.87%	8.95%

Net Assets, End of Period (000s)	$1,821		$1,355		$1,231		$1,179	$1,257	$2,914

Ratios to Average Net Assets:
Gross expenses	0.86	%(5)	0.94	%(6)	1.14%		1.03%	0.87%	0.96%
Gross expenses, excluding interest expense	0.86	(5)	0.94	(6)	1.14		1.03	0.87	0.96
Net expenses(7)(8)	0.55	(5)	0.57	(6)	0.55		0.55	0.55	0.56
Net expenses, excluding interest expense(7)(8)	0.55	(5)	0.57	(6)	0.55		0.55	0.55	0.55
Net investment income	4.99	(5)	4.23		3.84		3.75	2.80	3.68

Portfolio Turnover Rate	240	%(9)	154	%(9)	64	%(9)	83%	86%	14%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.55%, respectively (Note 11).

(7)	Reflects fee waivers and/or expense reimbursements.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class O shares will not exceed 0.55%.

(9)

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 403% for the six months ended June 30, 2007, and 603% and 585% for the years ended December 31, 2006, and December 31, 2005, respectively.

†	For a share of capital stock outstanding prior to April 16, 2007.

See Notes to Financial Statements.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         39

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Global High Yield Bond Fund (“Global High Yield Bond Fund”) and Legg Mason Partners Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) (the “Funds”) each are a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Funds were separate diversified investment funds of Legg Mason Partners Series Funds, Inc. (the “Company”), a Maryland corporation registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and the asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into financial futures contracts typically to hedge a portion of the portfolios. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are

40         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained, at all times, in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds incur the risk of any loss on the securities on loan, as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Loan Participations. Global High Yield Bond Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Mortgage Dollar Rolls. Short/Intermediate U.S. Government Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially

Legg Mason Partners Income Trust 2007 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(g) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days after purchase. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Stripped Securities. The Short/Intermediate U.S. Government Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Credit and Market Risk. Global High Yield Bond Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields

42         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Short/Intermediate U.S. Government Fund invests in structured securities collateralized by residential real estate mortgages that are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(j) Other Risks. The Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(k) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(l) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized

Legg Mason Partners Income Trust 2007 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(m) Distributions to Shareholders. Distributions from net investment income on the shares of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(o) Expenses. Direct expenses are charged to the Funds; general expenses of the Trust are allocated to the Funds based on each Fund’s relative net assets.

(p) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. Western Asset Management Company Limited (“Western Asset Limited”) also serves as subadvisor to Global High Yield Bond Fund. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Funds pay an investment management fee calculated daily and paid monthly at an annual rate of the Funds’ average daily net assets in accordance with the following breakpoint schedules:

44         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Global High Yield Bond Fund

Average Daily Net Assets	Annual Rate
First $1 Billion	0.800%
Next $1 Billion	0.775
Next $3 Billion	0.750
Over $5 Billion	0.700

Short/Intermediate U.S. Government Fund

Average Daily Net Assets	Annual Rate
First $1 Billion	0.550%
Next $1 Billion	0.525
Next $3 Billion	0.500
Next $5 Billion	0.475
Over $10 Billion	0.450

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds. Western Asset pays Western Asset Limited a sub-advisory fee of 30 bps on the assets managed by Western Asset Limited.

During the six months ended June 30, 2007, the Short/Intermediate U.S. Government Fund’s Class A, B, C and O shares had voluntary expense limitations in place of 0.80%, 1.05%, 1.30% and 0.55%, respectively.

During the six months ended June 30, 2007, the manager waived a portion of its fee in the amount of $179,403 for Short/Intermediate U.S. Government Fund.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 4.25% and 2.25% for Class A shares of Global High Yield Bond Fund and Short/Intermediate U.S. Government Fund, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares of Short/Intermediate U.S. Government Fund, which applies if redemption occurs within one year from purchase payment. This CDSC declines to 4.00% in the second year, 3.00% in the third year, 2.00% in the fourth year, 1.00% in the fifth year and no CDSC is incurred after five years. Class B shares may only be obtained through exchange and may be subject to the CDSC of the Fund that you originally purchased, up to a maximum of 5.00%. There is also a CDSC of 4.50% on Class B shares of Global High Yield Bond Fund, which applies if redemption occurs within one year from purchase payment. This CDSC declines to 4.00% in the second year, 3.00% in the third year, 2.00% in the fourth year and 1.00% in the fifth year, and no CDSC is applied thereafter. Class C shares of the Global High Yield Bond Fund have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. Class C shares of the Short/Intermediate

Legg Mason Partners Income Trust 2007 Semi-Annual Report         45

Notes to Financial Statements (unaudited) (continued)

U.S. Government Fund are not subject to a deferred sales charge. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to the purchases of Class A shares, which, when combined with the current holdings of Class A shares, equal or exceed $1,000,000 and $500,000 in the aggregate for the Global High Yield Bond Fund and the Short/Intermediate U.S. Government Fund, respectively.

For the six months ended June 30, 2007, LMIS and its affiliates received sales charges and CDSCs of approximately:

	Sales Charge		CDSCs
	Class A		Class A		Class B	Class C
Global High Yield Bond Fund	$5,000		$5,000		$77,000	$5,000
Short/Intermediate U.S. Government Fund	0	*	0	*	13,000	—

*	Amount represents less than $1,000.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments and U.S. Government & Agency Obligations (excluding short-term investments and mortgage dollar rolls) were as follows:

	Investments		U.S. Government & Agency Obligations
	Purchases	Sales	Purchases	Sales
Global High Yield Bond Fund	$460,842,990	$471,502,313	—	—
Short/Intermediate U.S. Government Fund	201,012	6,323,863	$238,603,245	$257,776,024

At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Global High Yield Bond Fund	$32,782,629	$(42,837,015)	$(10,054,386)
Short/Intermediate U.S. Government Fund	88,919	(626,317)	(537,398)

46         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At June 30, 2007, Short/Intermediate U.S. Government Fund had the following open futures contracts:

Short/Intermediate U.S. Government Fund	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury, 2-Year Notes	61	9/07	$12,461,805	$12,430,656	$(31,149)
U.S. Treasury, 5-Year Notes	51	9/07	5,340,091	5,307,984	(32,107)

					(63,256)

Contracts to Sell:
U.S. Treasury Bond	5	9/07	$546,694	$538,750	$7,944
U.S. Treasury, 10-Year Notes	121	9/07	12,810,426	12,790,078	20,348

					28,292

Net Unrealized Loss on Open Futures Contracts					$(34,964)

At June 30, 2007, Short/Intermediate U.S. Government Fund held TBA securities with a total cost of $48,628,309.

During the six months ended June 30, 2007, the Fund entered into mortgage dollar roll transactions in the aggregate amount of $161,315,736. For the six months ended June 30, 2007, the Short/Intermediate U.S. Government Fund recorded interest income of $25,886 related to such mortgage rolls. At June 30, 2007, the Short/Intermediate U.S. Government Fund had no mortgage dollar rolls outstanding.

At June 30, 2007, Global High Yield Bond Fund held loan participations with a total cost of $16,420,418 and a total market value of $16,758,022.

4.	Class Specific Expenses

Each Fund has adopted a Rule 12b-1 distribution plan and under that plan each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Global High Yield Bond Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% and 0.50% of the average daily net assets of each class, respectively. Short/Intermediate U.S. Government Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.25% and 0.50%, respectively, of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         47

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2007, class specific expenses were as follows:

Global High Yield Bond Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$869,290	$358,985	$110,731
Class B	460,122	13,106	4,500
Class C	627,092	28,262	11,485
Class I	—	7,699	202

Total	$1,956,504	$408,052	$126,918

Short/Intermediate U.S. Government Fund	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$43,001	$34,383	$15,078
Class B	37,145	7,270	7,316
Class C	74,684	10,810	13,572
Class O	—	20	315

Total	$154,830	$52,483	$36,281

5.	Distributions to Shareholders by Class

Global High Yield Bond Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income:
Class A	$24,872,572	$50,200,852
Class B	2,994,095	7,540,833
Class C	5,633,101	13,934,853
Class I†	8,630,318	9,017,239
Class Y‡	—	5,046,673

Total	$42,130,086	$85,740,450

†	As of November 20, 2006, Class O shares were renamed Class I shares.

‡	As of November 20, 2006, Class Y shares were converted into Class O shares.

Short/Intermediate U.S. Government Fund	Six Months Ended June 30, 2007	Year Ended December 31, 2006
Net Investment Income:
Class A	$829,411	$2,155,446
Class B	342,688	804,056
Class C	435,057	1,003,597
Class O	38,800	55,497

Total	$1,645,956	$4,018,596

48         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Company had 10 billion shares of authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

Global High Yield Bond Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	10,395,991	$89,651,472	25,616,091	$214,916,138
Shares issued on reinvestment	2,406,284	20,677,741	5,287,089	44,276,255
Shares repurchased	(14,110,239)	(121,401,509)	(31,718,880)	(264,885,586)

Net Decrease	(1,307,964)	$(11,072,296)	(815,700)	$(5,693,193)

Class B
Shares sold	130,795	$1,130,827	614,536	$5,179,592
Shares issued on reinvestment	130,996	1,131,891	631,064	5,311,060
Shares repurchased	(1,747,128)	(15,124,985)	(5,874,185)	(49,349,365)

Net Decrease	(1,485,337)	$(12,862,267)	(4,628,585)	$(38,858,713)

Class C
Shares sold	569,291	$4,948,301	1,933,328	$16,362,709
Shares issued on reinvestment	314,406	2,730,204	1,365,646	11,550,178
Shares repurchased	(3,058,279)	(26,603,510)	(10,601,916)	(89,730,599)

Net Decrease	(2,174,582)	$(18,925,005)	(7,302,942)	$(61,817,712)

Class I†
Shares sold	3,770,626	$32,424,824	14,213,525	$120,347,862
Shares issued on reinvestment	632,895	5,423,736	1,117,401	9,367,765
Shares repurchased	(1,754,462)	(15,044,797)	(2,225,510)	(18,615,637)

Net Increase	2,649,059	$22,803,763	13,105,416	$111,099,990

Class Y‡
Shares sold	—	—	4,308,363	$35,830,558
Shares issued on reinvestment	—	—	561,046	4,674,957
Shares repurchased	—	—	(12,935,830)	(109,487,785)

Net Decrease	—	—	(8,066,421)	$(68,982,270)

†	As of November 20, 2006, Class O shares were renamed Class I shares.

‡	As of November 20, 2006, Class Y shares were converted into Class O shares.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         49

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended June 30, 2007		Year Ended December 31, 2006

Short/Intermediate U.S. Government Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	492,870	$4,861,903	2,059,462	$20,274,787
Shares issued on reinvestment	65,364	643,590	195,808	1,925,729
Shares repurchased	(2,030,835)	(20,054,115)	(2,879,106)	(28,385,185)

Net Decrease	(1,472,601)	$(14,548,622)	(623,836)	$(6,184,669)

Class B
Shares sold	11,240	$111,206	108,233	$1,067,902
Shares issued on reinvestment	21,490	212,722	70,158	693,417
Shares repurchased	(273,555)	(2,710,485)	(1,057,498)	(10,460,189)

Net Decrease	(240,825)	$(2,386,557)	(879,107)	$(8,698,870)

Class C
Shares sold	201,045	$2,004,040	691,621	$6,905,997
Shares issued on reinvestment	23,001	229,320	61,951	616,676
Shares repurchased	(505,985)	(5,043,585)	(1,983,218)	(19,779,632)

Net Decrease	(281,939)	$(2,810,225)	(1,229,646)	$(12,256,959)

Class O
Shares sold	69,801	$690,917	28,727	$284,035
Shares issued on reinvestment	2,704	26,660	5,129	50,522
Shares repurchased	(21,603)	(212,565)	(20,848)	(206,641)

Net Increase	50,902	$505,012	13,008	$127,916

7.	Capital Loss Carryforward

As of December 31, 2006, the Global High Yield Bond Fund had a net capital loss carryforward of approximately $54,383,693, of which $19,356,448 expires in 2009 and $35,027,245 expires in 2010. Short/Intermediate U.S. Government Fund had a net capital loss carryforward of approximately $3,959,889, of which $207,313 expires in 2007, $39,501 expires in 2009, $43,014 expires in 2010, $256,139 expires in 2011, $1,521,817 expires in 2012, $1,144,175 expires in 2013 and $747,930 expires in 2014. These amounts will be available to offset any future taxable gains.

8.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing

50         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

These Funds are not Affected Funds and therefore did not implement the transfer agent arrangements described above and therefore will not receive any portion of the distributions.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         51

Notes to Financial Statements (unaudited) (continued)

9. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the

52         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the second amended complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

11.	Special Shareholder Meeting and Reorganization

Shareholders of the Funds approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portion of the costs that are borne by the Funds were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirements of board members, as well as, printing, mailing, and soliciting proxies.

Legg Mason Partners Income Trust 2007 Semi-Annual Report         53

Notes to Financial Statements (unaudited) (continued)

12.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

13.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Funds. The Funds’ manager believes that this settlement will not have any effect on the financial position or results of operations of the Funds. The manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Funds under its contract.

54         Legg Mason Partners Income Trust 2007 Semi-Annual Report

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

    Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Western Asset Management Company

Western Asset Management Company Limited

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Income Trust - Global High Yield Bond Fund and Short/Intermediate U.S. Government Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member FINRA, SIPC

FDXX010130 8/07	SR07-391

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

The Funds are separate investment series’ of the Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INCOME TRUST

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date:	August 28, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date:	August 28, 2007